12. ASSETS AND LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2018
Assets And Liabilities Held For Sale
ASSETS AND LIABILITIES HELD FOR SALE

On December 7, 2018, the Company of purchase and sale of its subsidiary Quickfood S.A. in Argentina, whereby Marfrig agreed to acquire 91.89% of its share capital for US$60.0 (equivalent to R$232.5). In addition, on the same date, it entered into a contract in which Marfrig makes the commitment to purchase certain properties and equipment of the Várzea Grande-MT plant, as well as an agreement for the supply of finished goods for the Company for 60 months. On January 23, 2019, the sale of properties and equipment was concluded for R$100.0.

Following the signing of the commitment contracts of Quickfood S.A. by Marfrig, on January 02, 2019, the sale of the shares representing 91.89% of the subsidiary's capital was completed. On this date, Marfrig paid the amount of US$54.9 (equivalent to R$212.7) to BRF S.A.

On December 19, 2018, the Company entered into an Instrument for the Purchase and Sale of Shares of its subsidiary Avex S.A. in Argentina, whereby Granja Tres Arroyos S.A. and Fribel S.A. agreed to acquire 100% of its share capital for US$50.0 (equivalent to R$193.7). On February 4, 2019 the transaction was completed. The sale value was US$44.8, of which US$22.5 was paid in cash and US$22.3 through the settlement of liabilities of Avex S.A. with BRF.

During the fourth quarter of 2018, the Company has received binding offers for its subsidiary Campo Austral S.A. in Argentina and on January 10, 2019, a sale agreement has been executed for US$35.5 (equivalent to R$137.6). The transaction consists of (i) the sale of the plant located in the City of Florencio Varela, in Argentina, and all related assets and liabilities, including the "Bocatti" and "Calchaquí" trademarks, to the Argentinean company BOGS S.A. , (ii) the sale of 100% of the shares issued by Campo Austral S.A., including its San Andrés de Giles and Pilar plants and the Campo Austral trademark, to the Argentinean company La Piamontesa de Averaldo Giacosa y Compañía S.A.. On February 28, 2019 and on March 11, 2019, the sales to BOGS and to La Piamontesa were completed, respectively.

Additionally, the negotiations for the sale of the operations in Europe and Thailand have developed significantly. On February 7, 2019 the Company executed a sale and purchase agreement with Tyson International Holding Co., providing for the terms and conditions for the sale of 100% of the shares held by the Company in subsidiaries located in Europe and Thailand. The amount agreed in this transaction is US$340.0 (equivalent to R$1,317.4).

The closing of the sale of Europe and Thailand businesses is subject to the confirmation of the precedent conditions applicable to transactions of similar nature.

The balances of the assets reclassified to assets held for sale and liabilities directly associated with assets held for sale are reflected below.

				12.31.18	12.31.17
	Operations from Argentina	Operation from Europe and Thailand	Others	Total	Others
ASSETS
CURRENT ASSETS
Cash and cash equivalents	31.7	134.8	-	166.5	-
Marketable securities	68.7	-	-	68.7	-
Trade accounts receivable, net	244.7	333.2	-	577.9	-
Inventories	254.1	645.2	-	899.3	-
Biological assets	19.2	-	-	19.2	-
Recoverable taxes	59.7	48.7	-	108.4	-
Assets held for sale	-	0.4	-	0.4	-
Other current assets	18.1	6.3	-	24.4	-
Total current assets	696.2	1,168.6	-	1,864.8	-

NON-CURRENT ASSETS
Trade accounts receivable, net	0.6	-	-	0.6	-
Deferred income and social contribution taxes	-	8.0	-	8.0	-
Biological assets	11.6	20.1	-	31.7	-
Recoverable taxes	4.8	-	-	4.8	-
Other non-current assets	7.3	0.5	-	7.8	-
Property, plant and equipment, net	329.6	327.2	169.8	826.6	41.6
Intangible assets	318.7	263.3	-	582.0	-
Total non-current assets	672.6	619.1	169.8	1,461.5	41.6

TOTAL ASSETS	1,368.8	1,787.7	169.8	3,326.3	41.6

LIABILITIES
CURRENT LIABILITIES
Short-term debt	88.4	-	-	88.4	-
Trade accounts payable	270.8	155.1	-	425.9	-
Payroll and related charges	42.1	42.7	-	84.8	-
Liabilities with related parties	0.2	-	-	0.2	-
Employee and management profit sharing	3.0	3.0	-	6.0	-
Tax payable	13.6	24.8	-	38.4	-
Other current liabilities	51.1	95.2	-	146.3	-
Total current liabilities	469.2	320.8	-	790.0	-

NON-CURRENT LIABILITIES
Long-term debt	67.4	-	-	67.4	-
Deferred income and social contribution taxes	142.0	26.2	-	168.2	-
Provision for tax, civil and labor risks	70.6	0.3	-	70.9	-
Other non-current liabilities	-	35.0	-	35.0	-
Total non-current liabilities	280.0	61.5	-	341.5	-

TOTAL LIABILITIES AND EQUITY	749.2	382.3	-	1,131.5	-

Assets and liabilities held for sale	619.6	1,405.4	169.8	2,194.8	41.6

When reclassifying to assets held for sale, assets began to be measured at the lower of the book value previously recorded and the fair value net of selling expenses. This measurement led to an impairment of these assets in the amount of R$56.5 in continued operations and R$2,476.2 in discontinued operations.

The consolidated balance of other comprehensive income correlated to these operations on December 31, 2018 is R$701.0 related to cumulative translation adjustment and hyperinflation. This balance will be recognized as an expense at the moment of the effective sale.

On December 31, 2018 the Argentine, Europe and Thailand operations accomplished the requirements of IFRS 5 and therefore were classified as Discontinued Operations. The statement of income (loss) and statement of cash flow of these operations are as follows:

BRF S.A.

STATEMENTS OF INCOME (LOSS) - DISCONTINUED OPERATIONS

			12.31.18
	Operations from Argentina	Operations from Europe and Thailand	Total

NET SALES	1,737.4	2,603.2	4,340.6
Cost of sales	(1,691.1)	(2,331.3)	(4,022.4)
GROSS PROFIT	46.3	271.9	318.2
OPERATING INCOME (EXPENSES)
Selling expenses	(175.9)	(220.4)	(396.3)
General and administrative expenses	(36.1)	(83.6)	(119.7)
Impairment loss on trade and other receivables	(4.7)	4.6	(0.1)
Other operating income (expenses), net	2.7	(36.4)	(33.7)
LOSS BEFORE FINANCIAL RESULTS AND INCOME TAXES	(167.7)	(63.9)	(231.6)
Financial expenses	261.5	132.2	393.7
Financial income	88.3	1.8	90.1
INCOME BEFORE TAXES	182.1	70.1	252.2
Current income taxes	-	(23.0)	(23.0)
Deferred income taxes	(113.3)	8.5	(104.8)
NET INCOME	68.8	55.6	124.4
Impairment loss on the remesuarement to fair value less cost to sell	(1,060.1)	(1,416.1)	(2,476.2)
LOSS	(991.3)	(1,360.5)	(2,351.7)

Net loss from discontinued operation attributable to
Controlling shareholders	(995.1)	(1,338.0)	(2,333.1)
Non-controlling interest	3.9	(22.5)	(18.6)

BRF S.A.

STATEMENTS OF INCOME (LOSS) - DISCONTINUED OPERATIONS

			12.31.17
	Operations from Argentina	Operations from Europe and Thailand	Total

NET SALES	2,024.9	3,130.3	5,155.2
Cost of sales	(1,845.9)	(2,602.3)	(4,448.2)
GROSS PROFIT	179.0	528.0	707.0
OPERATING INCOME (EXPENSES)
Selling expenses	(221.5)	(238.0)	(459.5)
General and administrative expenses	(39.7)	(72.4)	(112.1)
Impairment loss on trade and other receivables	(1.1)	(6.8)	(7.9)
Other operating expenses, net	(50.5)	(4.1)	(54.6)
INCOME (LOSS) BEFORE FINANCIAL RESULTS AND INCOME TAXES	(133.8)	206.7	72.9
Financial expenses	(342.9)	65.6	(277.3)
Financial income	71.6	5.8	77.4
INCOME (LOSS) BEFORE TAXES	(405.1)	278.1	(127.0)
Current income taxes	(1.3)	(23.2)	(24.5)
Deferred income taxes	4.0	15.4	19.4
INCOME (LOSS)	(402.4)	270.3	(132.1)

Net income (loss) from discontinued operation attributable to
Controlling shareholders	(389.5)	248.2	(141.3)
Non-controlling interest	(12.9)	22.1	9.2

BRF S.A.

STATEMENTS OF INCOME (LOSS) - DISCONTINUED OPERATIONS

			12.31.16
	Operations from Argentina	Operations from Europe and Thailand	Total

NET SALES	1,994.0	3,854.9	5,848.9
Cost of sales	(1,769.5)	(3,671.6)	(5,441.1)
GROSS PROFIT	224.5	183.3	407.8
OPERATING INCOME (EXPENSES)
Selling expenses	(226.4)	(184.7)	(411.1)
General and administrative expenses	(59.9)	(79.5)	(139.4)
Impairment loss on trade and other receivables	2.7	0.3	3.0
Other operating income (expenses), net	10.2	(18.2)	(8.0)
LOSS BEFORE FINANCIAL RESULTS AND INCOME TAXES	(48.9)	(98.8)	(147.7)
Financial expenses	(256.7)	(16.8)	(273.5)
Financial income	74.0	7.8	81.8
LOSS BEFORE TAXES	(231.6)	(107.8)	(339.4)
Current income taxes	9.1	(14.2)	(5.1)
Deferred income taxes	79.3	8.9	88.2
NET LOSS	(143.2)	(113.1)	(256.3)

Net loss from discontinued operation attributable to
Controlling shareholders	(132.0)	(132.6)	(264.6)
Non-controlling interest	(11.2)	19.4	8.2

BRF S.A.

STATEMENTS OF CASH FLOWS - DISCONTINUED OPERATIONS

	Consolidated
	12.31.18	12.31.17	12.31.16
OPERATING ACTIVITIES
Loss for the year from discontinued operations	(2,351.7)	(132.1)	(256.3)
Adjustments to reconcile loss to net cash
Depreciation and amortization	228.8	263.8	170.2
Depreciation and depletion of biological assets	27.2	21.9	22.9
Loss on disposals of property, plant and equipments	8.6	8.6	(4.7)
Provision (reversal) for tax, civil and labor risks	(67.0)	134.2	15.2
Impairment	2,476.2	-	-
Financial results, net	(483.8)	199.8	179.8
Deferred income tax	104.7	(19.4)	(88.2)
Restatement by hyperinflation	(426.5)	-	-
Others	(17.4)	(45.2)	(62.5)
Cash flow (used in) provided by operating activities before working capital	(500.9)	431.6	(23.6)
Trade accounts receivable	37.9	(104.6)	1,133.2
Inventories	71.7	(319.7)	318.2
Biological assets - current assets	3.0	4.9	(1.8)
Trade accounts payable	(269.4)	(161.0)	(2,425.1)
Supply chain finance	(0.4)	0.3	-
Cash flow used in operating activities	(658.1)	(148.5)	(999.1)
Investments in securities at FVTPL	(403.2)	(321.5)	(682.7)
Redemptions of securities at FVTPL	340.7	322.1	782.6
Interest received	-	-	0.3
Interest paid	(29.8)	(45.7)	(65.2)
Other assets and liabilities	617.7	173.2	447.8
Cash flow used in operating activities	(132.7)	(20.4)	(516.3)

INVESTING ACTIVITIES
Additions to property, plant and equipment	(57.3)	(52.5)	(745.5)
Additions to biological assets - non-current assets	(31.8)	(31.5)	(40.8)
Additions to intangible assets	(0.1)	(0.1)	(0.7)
Business combination, net of cash acquired	-	-	(2,078.0)
Net cash used in investing activities	(89.2)	(84.1)	(2,865.0)

FINANCING ACTIVITIES
Proceeds from debt issuance	821.7	1,678.1	666.4
Repayment of debt	(921.5)	(1,668.7)	(539.9)
Net cash (used in) provided by financing activities	(99.8)	9.4	126.5
Net decrease in cash and cash equivalents	(321.7)	(95.1)	(3,254.8)
At the beginning of the year	488.2	583.3	3,838.1
At the end of the year	166.5	488.2	583.3